Discontinued Operations and Assets Held for Sale	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Assets Held for Sale
Discontinued Operations and Assets Held for Sale

The amounts described in the following paragraphs and tables have been reclassified from the previously filed consolidated financial statements to reflect the reclassification of the operations of certain properties to discontinued operations. The results of operations for two properties sold in the first six months of 2014 have been reclassified as income from discontinued operations for the years ended December 31, 2013, 2012 and 2011 in the consolidated statements of operations.
The following table illustrates the number of sold or held-for-sale properties included in, or excluded from, discontinued operations:

	Held For Sale at June 30, 2014	Sold in 2014	Sold in 2013	Sold in 2012	Sold in 2011	Total
Office	0	0	12	10	93	115
Industrial	0	11	6	17	7	41
Medical Office	1	1	6	0	0	8
Retail	0	0	1	1	1	3
Total properties included in discontinued operations	1	12	25	28	101	167
Properties excluded from discontinued operations	1	9	13	0	18	41
Total properties sold or classified as held-for-sale	2	21	38	28	119	208

We allocate interest expense to discontinued operations and have included such interest expense in computing income from discontinued operations. Interest expense allocable to discontinued operations includes interest on any secured debt for properties included in discontinued operations and an allocable share of our consolidated unsecured interest expense for unencumbered properties. The allocation of unsecured interest expense to discontinued operations was based upon the gross book value of the unencumbered real estate assets included in discontinued operations as it related to the total gross book value of our unencumbered real estate assets.
The following table illustrates the operations of the buildings reflected in discontinued operations for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Revenues	$47,843	$72,645	$252,434
Operating expenses	(18,014)	(26,364)	(110,854)
Depreciation and amortization	(16,423)	(31,151)	(81,369)
Operating income	13,406	15,130	60,211
Interest expense	(11,499)	(18,846)	(61,567)
Income (loss) before gain on sales	1,907	(3,716)	(1,356)
Gain on sale of depreciable properties	133,242	13,467	100,882
Income from discontinued operations	$135,149	$9,751	$99,526

Dividends or distributions on preferred shares or Preferred Units and adjustments for the redemption or repurchase of preferred shares or Preferred Units are allocated entirely to continuing operations for both the General Partner and the Partnership.
Allocation of Noncontrolling Interests - General Partner
The following table illustrates the General Partner's share of the income (loss) attributable to common shareholders from continuing operations and discontinued operations, reduced by the allocation of income or loss between continuing and discontinued operations to noncontrolling interests, for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Income (loss) from continuing operations attributable to common shareholders	$22,982	$(135,724)	$(65,463)
Income from discontinued operations attributable to common shareholders	130,062	9,579	96,879
Net income (loss) attributable to common shareholders	$153,044	$(126,145)	$31,416

Allocation of Noncontrolling Interests - Partnership
Substantially all of the income from discontinued operations for all periods presented in the Partnership's Consolidated Statements of Operations and Comprehensive Income is attributable to the common unitholders, with the exception of the 2013 sale of a property from a consolidated real estate joint venture.
Properties Held for Sale
At December 31, 2013, we classified eleven in-service properties as held-for-sale, which were included in discontinued operations. Additionally, we have classified one in-service property as held-for-sale, but have included the results of operations of this property in continuing operations because of continuing involvement through a management agreement. At December 31, 2012, we classified two in-service properties as held-for-sale. The following table illustrates aggregate balance sheet information of these held-for-sale properties (in thousands):

	December 31, 2013	December 31, 2012
Real estate investment, net	$47,592	$24,994
Other assets	9,874	5,943
Total assets held-for-sale	$57,466	$30,937

Accrued expenses	$1,481	$94
Other liabilities	594	713
Total liabilities held-for-sale	$2,075	$807